Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies [Abstract]
Future minimum rental receipts

For the six-month period ended June 30,	Amount
2018	$170,872
2019	117,386
2020	104,850
2021	63,730
2022	53,564
Thereafter	140,997
Total	$651,399